SHAREHOLDERS’ EQUITY (Details Narrative)																										12 Months Ended
	Nov. 30, 2023 USD ($) $ / shares shares	Sep. 08, 2023 shares	Jan. 10, 2023 USD ($) shares	Dec. 29, 2022 $ / shares	Dec. 28, 2022	Dec. 23, 2022 USD ($) shares	Dec. 20, 2022 USD ($) item shares	Dec. 15, 2022 USD ($)	Nov. 21, 2022 USD ($) item shares	Oct. 19, 2021 USD ($) item shares	Sep. 27, 2021 shares	Sep. 08, 2021 USD ($) item shares	Mar. 03, 2021 USD ($) shares	Mar. 01, 2021 shares	Jan. 27, 2021 USD ($) shares	Aug. 13, 2020 shares	May 20, 2020 USD ($) shares	May 03, 2020 shares	Mar. 01, 2020 shares	May 21, 2019 shares	Sep. 27, 2015 shares	Sep. 07, 2015 USD ($) shares	Jun. 08, 2015 USD ($) $ / shares shares	Apr. 27, 2015 $ / shares shares	Apr. 08, 2015 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Feb. 28, 2023 $ / shares shares	Feb. 27, 2023 $ / shares shares	Dec. 31, 2020 shares
Class of Stock [Line Items]
Shares issued							3,676,470,589		2,423,076,922	571,428,570		571,428,570					90,000,000
Sale of stock price per share | $ / shares	$ 0.421
Total purchase price | $																											$ 6,297,928
Shares issued and transferred to depositary bank											399,999,960			394,200,000
Shares issued, value | $																	$ 300,000									$ 10,270,000	$ 7,900,300	$ 10,694,499
Value of share options exercised | $																												$ 13,094
Number of investors | item							2		3	3		3
Proceeds from private placement | $									$ 3,150,000
Shares issued for services									108,000,000
Share Consolidation ratio				400
Share Consolidation, Par Value Per Share | $ / shares				$ 0.004
ADR share ratio				1	360
Sale of stock number of shares issued in transaction	14,251,781
Sale of Stock, Consideration Received Per Transaction | $	$ 6,000,000
Common stock, shares outstanding																										60,819,897	35,174,479
Huangtong International Co. Ltd [Member]
Class of Stock [Line Items]
Aggregate consideration | $								$ 5,980,000
Aggregate consideration payable in ordinary shares | $								$ 2,718,181,818
Bitcion Cryptocurrencies [Member]
Class of Stock [Line Items]
Number of cryptocurrencies received | item												105.2385
Market value of cryptocurrencies | $							$ 5,000,000					$ 5,000,000
USD Coin Cryptocurrencies [Member]
Class of Stock [Line Items]
Market value of cryptocurrencies | $										$ 5,000,000
Proceeds from private placement | $										$ 5,000,000
Non US Accredited Investor [Member]
Class of Stock [Line Items]
Shares issued			4,545,454,546			2,718,181,818
Proceeds from private placement | $			$ 5,000,000			$ 5,000,000
Number of shares per unit																											1
Number of warrants per unit																										3
Join Me Group HK Investment Company Limited [Member]
Class of Stock [Line Items]
Issuance of shares as a consideration for acquisition																							741,422,780
Unicorn Investment Limited [Member]
Class of Stock [Line Items]
Issuance of shares as a consideration for acquisition																				632,660,858
Nbpay Investment Limited [Member]
Class of Stock [Line Items]
Issuance of shares as a consideration for acquisition																			761,789,601
Majority Shareholder [Member] | Join Me Group HK Investment Company Limited [Member]
Class of Stock [Line Items]
Shares issued pursuant to supplemental agreement | $																						$ 15,000,000
Stock Issued During Period Shares Other																						27,000,000
Common Stock [Member]
Class of Stock [Line Items]
Shares issued		30,000																								25,615,418	15,518,869	3,383,143
Proceeds from Issuance initial public offering | $																									$ 37,294,600
Payments of stock issuance costs | $																									3,000,000
Issuance of shares as a consideration for acquisition																											6,795,455
Total purchase price | $																											$ 27,182
Shares issued, value | $																										$ 102,462	$ 62,075	$ 13,528
Ordinary shares issued upon the exercise of their share options																												9,007
Value of share options exercised | $																												$ 36
Shares issued for services																										10,000
Shares outstanding																										60,819,897	35,174,479	12,345,655	46,538,116	18,614,900,104	7,446,560
per share | $ / shares																													$ 0.004	$ 0.00001
Warrants to purchase shares	42,755,344
Exercisable price | $ / shares	$ 1.00
Common Stock [Member] | Employees And Former Employees [Member]
Class of Stock [Line Items]
Shares issued																36,000,000
Shares issued and transferred to depositary bank																					38,363,112
Common Stock [Member] | Join Me Group HK Investment Company Limited [Member]
Class of Stock [Line Items]
Ordinary shares issued upon the exercise of their share options													210,000,000		210,000,000
Value of share options exercised | $													$ 700,000		$ 700,000
Common Stock [Member] | Unicorn Investment Limited [Member]
Class of Stock [Line Items]
Issuance of shares as a consideration for acquisition																				632,660,858
Common Stock [Member] | Nbpay Investment Limited [Member]
Class of Stock [Line Items]
Issuance of shares as a consideration for acquisition																		761,789,601
Common Stock [Member] | Majority Shareholder [Member]
Class of Stock [Line Items]
Debt Conversion, Converted Instrument, Amount | $																									$ 69,400,000
Ordinary shares issued upon conversion																									124,835,802
Stock Issued During Period Shares Other																						27,000,000
Common Stock [Member] | Majority Shareholder [Member] | Join Me Group HK Investment Company Limited [Member]
Class of Stock [Line Items]
Issuance of shares as a consideration for acquisition																							72,000,000
Purchase price | $ / shares																							$ 0.5556
Total purchase price | $																							$ 40,000,000
IPO [Member] | Common Stock [Member]
Class of Stock [Line Items]
Shares issued																									72,000,000
Over-Allotment Option [Member] | Common Stock [Member]
Class of Stock [Line Items]
Shares issued																								3,960,000
American Depositary Shares [Member] | Employees And Former Employees [Member]
Class of Stock [Line Items]
Shares issued and transferred to depositary bank											1,111,111			1,095,000							2,131,284
Shares issued and transferred to depositary bank																1,000,000
American Depositary Shares [Member] | IPO [Member]
Class of Stock [Line Items]
Shares issued																									4,000,000
Sale of stock price per share | $ / shares																									$ 10
American Depositary Shares [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Shares issued																								220,000
Sale of stock price per share | $ / shares																								$ 10
Series A1 Redeemable Convertible Preferred Shares [Member]
Class of Stock [Line Items]
Conversion of convertible securities																									12,202,988
Series A2 Redeemable Convertible Preferred Shares [Member]
Class of Stock [Line Items]
Conversion of convertible securities																									122,029,877
Series 3 Redeemable Convertible Preferred Shares Membe [Member]
Class of Stock [Line Items]
Conversion of convertible securities																									30,507,471